INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS.
Schedule of investments

	As of December 31,
	2020	2021
Equity securities with readily determinable fair values:
Accor	3,849	2,508
Other marketable securities	54	81
Equity securities without readily determinable fair values:
Cjia/Cjia Group	183	168
OYO	66	54
Other equity securities without readily determinable fair values	72	71
Equity-method investments:
AAPC LUB	490	525
Hotel related funds	476	488
China Hospitality JV	103	99
Zleep	88	68
Commerz Real Institute	—	85
Other investments	225	187
Available-for-sale debt securities:
Cjia/Cjia Group	220	220
Total	5,826	4,554